SHAREHOLDERS' (DEFICIT) EQUITY - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 09, 2021	Apr. 30, 2020
SHAREHOLDERS' EQUITY (DEFICIT)
Balance at beginning of period	11,444	10,944
Debenture, warrants issued		500
Warrants expired	(613)
Warrants issued	41,667
Warrants exercised	(41,667)
Balance at end of period	10,832	11,444
Warrant exercise price (in dollars per share)			$ 22.00	$ 1,800.00
Prefunded Warrants
SHAREHOLDERS' EQUITY (DEFICIT)
Warrants issued	41,667
Warrants exercised	41,667
Warrant exercise price (in dollars per share)	$ 0.001
Roth Capital
SHAREHOLDERS' EQUITY (DEFICIT)
Balance at beginning of period	500
Balance at end of period		500